Financial Instruments - Schedule Of Exposure To Credit Risk To Trade Receivables By Geographical Region (Detail) - Trade receivables - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Net carrying amount	$ 138	$ 119
Indonesia
Disclosure of credit risk exposure [line items]
Net carrying amount	47	33
Malaysia
Disclosure of credit risk exposure [line items]
Net carrying amount	16	17
Philippines
Disclosure of credit risk exposure [line items]
Net carrying amount	11	7
Singapore
Disclosure of credit risk exposure [line items]
Net carrying amount	30	33
Thailand
Disclosure of credit risk exposure [line items]
Net carrying amount	11	6
Vietnam
Disclosure of credit risk exposure [line items]
Net carrying amount	20	19
Other countries
Disclosure of credit risk exposure [line items]
Net carrying amount	$ 3	$ 4